Restatement of Financial Statements (Tables)	5 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Schedule of statements of balance sheet
	As of December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Balance Sheet
Total assets	$278,826,627	$—	$278,826,627
Liabilities, redeemable non-controlling interest and stockholders’ equity
Total current liabilities	$1,207,962	$—	$1,207,962
Deferred underwriting commissions	9,712,500	—	9,712,500
Derivative warrant liabilities	—	49,310,000	49,310,000
Total liabilities	10,920,462	49,310,000	60,230,462
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption	262,906,160	(49,310,000)	213,596,160
Shareholders’ equity
Preference shares – $0.0001 par value	—	—	—
Class A ordinary shares – $0.0001 par value	146	493	639
Class B ordinary shares – $0.0001 par value	694	—	694
Additional paid-in-capital	6,283,496	32,423,118	38,706,614
Accumulated deficit	(1,284,331)	(32,423,611)	(33,707,942)
Total shareholders’ equity	5,000,005	—	5,000,005
Total liabilities and shareholders’ equity	$278,826,627	$—	$278,826,627
	As of September 25, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Balance Sheet
Total assets	$252,456,400	$—	$252,456,400
Liabilities, redeemable non-controlling interest and stockholders’ equity
Total current liabilities	$1,109,161	$—	$1,109,161
Deferred underwriting commissions	8,750,000	—	8,750,000
Derivative warrant liabilities	—	16,090,000	16,090,000
Total liabilities	9,859,161	16,090,000	25,949,161
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption	237,597,230	(16,090,000)	221,507,230
Shareholders’ equity
Preference shares – $0.0001 par value	—	—	—
Class A ordinary shares – $0.0001 par value	124	161	285
Class B ordinary shares – $0.0001 par value	719	—	719
Additional paid-in-capital	5,039,923	672,550	5,712,473
Accumulated deficit	(40,757)	(672,711)	(713,468)
Total shareholders’ equity	5,000,009	—	5,000,009
Total liabilities and shareholders’ equity	$252,456,400	$—	$252,456,400

Schedule of statements of operations
	Period From July 28, 2020 (inception) Through December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Statement of Operations and Comprehensive Loss
Loss from operations	$(1,332,873)	$—	$(1,332,873)
Other (expense) income:
Change in fair value of derivative warrant liabilities	—	(31,750,900)	(31,750,900)
Financing costs – derivative warrant liabilities	—	(672,711)	(672,711)
Interest earned on investments held in Trust Account	48,542	—	48,542
Total other (expense) income	48,542	(32,423,611)	(32,375,069)
Net loss	$(1,284,331)	$(32,423,611)	$(33,707,942)

Basic and Diluted weighted-average Class A ordinary shares outstanding	26,276,074	—	25,913,041
Basic and Diluted net loss per Class A share	$0.00	—	$0.00
Basic and Diluted weighted-average Class B ordinary shares outstanding	7,561,720	—	8,643,813
Basic and Diluted net loss per Class B share	$(0.18)	—	$(3.90)

Schedule of statements of cash flows
	Period From July 28, 2020 (inception) Through December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Statement of Cash Flows
Net loss	$(1,284,331)	$(32,423,611)	$(33,707,942)
Adjustment to reconcile net loss to net cash used in operating activities	740,604	32,423,611	33,164,215
Net cash used in operating activities	(543,727)	—	(543,727)
Net cash used in investing activities	(277,500,000)	—	(277,500,000)
Net cash provided by financing activities	278,917,609	—	278,917,609
Net change in cash	$873,882	$—	$873,882